Annual Total Returns - Fidelity® MSCI Industrials Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Industrials Index ETF	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Industrials Index ETF-Default
Bar Chart Table:
Annual Return 2014	6.52%
Annual Return 2015	(3.63%)
Annual Return 2016	20.68%
Annual Return 2017	22.10%
Annual Return 2018	(13.81%)
Annual Return 2019	30.68%
Annual Return 2020	13.71%